STOCK-BASED COMPENSATION - Narrative (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) through share-based payment transactions, equity	$ 9.0
Intrinsic value of options exercised	1.0	$ 0.0
Unrecognized compensation cost	0.0	0.0
Global Employee Share Plan (GESP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	0.0	12.0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	$ 9.0	$ 29.0
Vesting period	3 years
Weighted average remaining contractual life	269 days	339 days
Number of units outstanding (shares) | shares	3,110	3,751	4,537
Fair value of shares outstanding	$ 41.5	$ 36.0	$ 37.7
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years 6 months
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum election amount of required annual retainer	100.00%
Number of units outstanding (shares) | shares	476	764	725
Fair value of shares outstanding	$ 8.8	$ 11.2	$ 11.6
PGSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding (shares) | shares	3,867	3,024
Fair value of shares outstanding	$ 33.0	$ 18.0
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	0.0	0.1
Barrick Share Purchase Plan (BSPP) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	3.0	2.0
Long term incentive plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	9.0
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense (recovery) from share-based payment transactions with employees	$ 0.0	$ 0.0
Vesting period	4 years
Exercise period	7 years
Number of shares available for grant (shares) | shares	300	800